Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred tax assets are analyzed as:
Accrued compensation	$ 698	$ 896
Accrued intercompany loan interest		5,074
Acquired intangible assets	4,861	4,486
Bad debt provision	1,044	1,025
Depreciation of property, plant and equipment	342	430
Government subsidies	714	197
Inventory write-down	(397)	380
Sales incentive and warranty accruals	1,705	1,124
Tax loss	31,335	17,872
Others	126	129
Valuation allowance	(36,945)	(29,132)	(14,674)	(4,702)
Deferred Tax Assets, Gross, Total	3,483	2,481
Deferred tax liabilities are analyzed as:
Acquired intangible assets	(12,925)	(8,268)
Total	$ (9,442)	$ (5,787)